UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND

FORM N-Q

DECEMBER 31, 2011

LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	December 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
Capital Markets - 6.8%
Affiliated Managers Group Inc.	11,392	$1,093,062	*
Ameriprise Financial Inc.	22,850	1,134,274
TD Ameritrade Holding Corp.	80,000	1,252,000

Total Capital Markets		3,479,336

Commercial Banks - 25.5%
American River Bankshares	100,000	455,000	*
Banner Corp.	97,142	1,665,985
Farmers & Merchants Bank of Long Beach	200	815,000
First California Financial Group Inc.	200,000	652,000	*
First Connecticut Bancorp Inc.	45,000	585,450
First Financial Bancorp	27,000	449,280
Heritage Financial Corp.	113,000	1,419,280
Heritage Oaks Bancorp	200,000	692,000	*
MB Financial Inc.	40,000	684,000
Northrim BanCorp Inc.	44,100	772,191
Pacific Continental Corp.	99,020	876,327
PNC Financial Services Group Inc.	20,580	1,186,849
Royal Bank of Canada	28,129	1,435,235
U.S. Bancorp	50,000	1,352,500

Total Commercial Banks		13,041,097

Consumer Finance - 3.9%
Discover Financial Services	45,000	1,080,000
Netspend Holdings Inc.	110,000	892,100	*

Total Consumer Finance		1,972,100

Diversified Financial Services - 0.8%
Bank of America Corp.	70,000	389,200

Insurance - 30.7%
Alterra Capital Holdings Ltd.	70,000	1,654,100
American Financial Group Inc.	36,650	1,352,018
American Safety Insurance Holdings Ltd.	70,000	1,522,500	*
Amerisafe Inc.	60,000	1,395,000	*
Arch Capital Group Ltd.	35,000	1,303,050	*
Assurant Inc.	35,000	1,437,100
Brown & Brown Inc.	52,000	1,176,760
Hanover Insurance Group Inc.	37,000	1,293,150
HCC Insurance Holdings Inc.	48,000	1,320,000
Hilltop Holdings Inc.	150,000	1,267,500	*
MetLife Inc.	30,000	935,400
Protective Life Corp.	47,000	1,060,320

Total Insurance		15,716,898

IT Services - 8.6%
Fiserv Inc.	26,250	1,541,925	*
Lender Processing Services Inc.	45,000	678,150
Online Resources Corp.	340,000	822,800	*
Visa Inc., Class A Shares	13,200	1,340,196

Total IT Services		4,383,071

Professional Services - 2.6%
Verisk Analytics Inc., Class A Shares	33,500	1,344,355	*

Real Estate Investment Trusts (REITs) - 5.1%
American Capital Agency Corp.	50,000	1,404,000
MFA Mortgage Investments Inc.	175,000	1,176,000

Total Real Estate Investment Trusts (REITs)		2,580,000

Thrifts & Mortgage Finance - 13.9%
Alliance Bancorp Inc.	50,000	538,000
BCSB Bancorp Inc.	50,000	537,500	*
First PacTrust Bancorp Inc.	30,000	307,500
Fox Chase Bancorp Inc.	100,000	1,263,000
People’s United Financial Inc.	120,000	1,542,000
Riverview Bancorp Inc.	226,340	536,426	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 13.9% (continued)
Territorial Bancorp Inc.	85,000	$1,678,750
WSFS Financial Corp.	20,000	719,200

Total Thrifts & Mortgage Finance		7,122,376

TOTAL COMMON STOCKS (Cost - $49,350,422)		50,028,433

	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BOND & NOTES - 1.2%
FINANCIALS - 1.2%
Commercial Banks - 1.2%
Regions Financing Trust II, Junior Subordinated Notes (Cost - $674,383)	6.625%	5/1/77	$750,000	$622,500	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $50,024,805)				50,650,933

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
State Street Bank & Trust Co., repurchase agreement dated 12/30/11; Proceeds at maturity-$418,000; (Fully collateralized by U.S. Treasury Notes, 1.000% due 8/31/16; Market value-$430,313) (Cost-$418,000)	0.010%	1/3/12	418,000	418,000

TOTAL INVESTMENTS - 99.9% (Cost - $50,442,805#)				51,068,933
Other Assets in Excess of Liabilities - 0.1%				48,534

TOTAL NET ASSETS - 100.0%				$51,117,467

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Financial Services Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a fund investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$50,028,433	—	—	$50,028,433
Corporate bonds & notes†	—	$622,500	—	622,500

Total long-term investments	$50,028,433	$622,500	—	$50,650,933

Short-term investments†	—	418,000	—	418,000

Total investments	$50,028,433	$1,040,500	—	$51,068,933

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	TOTAL
Balance as of March 31, 2011	$43,750
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	(93,663)
Purchases	—
Sales	(87)
Transfers into Level 3(2)	587,500
Transfers out of Level 3(3)	(537,500)

Balance as of December 31, 2011	$—

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2011(1)	—

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

(1)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(3)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Concentration risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,171,787
Gross unrealized depreciation	(6,545,659)

Net unrealized appreciation	$626,128

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2011, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 27, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 27, 2012